Employee Benefits - Sensitivity Analysis on Funded Status (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Germany [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		€ (840)	€ (875)
Expected increase in plan assets	[1]	235	215
Expected net impact on funded status (de-) increase		(605)	(660)
Germany [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		785	810
Expected (decrease) in plan assets	[1]	(235)	(215)
Expected net impact on funded status (de-) increase		550	595
Germany [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(840)	(875)
Expected increase in plan assets	[1]	220	150
Expected net impact on funded status (de-) increase		(620)	(725)
Germany [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		785	810
Expected (decrease) in plan assets	[1]	(220)	(150)
Expected net impact on funded status (de-) increase		565	660
Germany [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	335	345
Expected (decrease) in plan assets	[1],[2]	(190)	(180)
Expected net impact on funded status (de-) increase	[2]	145	165
Germany [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	(345)	(360)
Expected increase in plan assets	[1],[2]	190	180
Expected net impact on funded status (de-) increase	[2]	(155)	(180)
Germany [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		60	70
Germany [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		(60)	(70)
Germany [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status	[3]	(295)	(305)
UK [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(430)	(465)
Expected increase in plan assets	[1]	435	505
Expected net impact on funded status (de-) increase		5	40
UK [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		385	420
Expected (decrease) in plan assets	[1]	(435)	(505)
Expected net impact on funded status (de-) increase		(50)	(85)
UK [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(430)	(465)
Expected increase in plan assets	[1]	125	125
Expected net impact on funded status (de-) increase		(305)	(340)
UK [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		385	420
Expected (decrease) in plan assets	[1]	(125)	(125)
Expected net impact on funded status (de-) increase		260	295
UK [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	325	345
Expected (decrease) in plan assets	[1],[2]	(270)	(310)
Expected net impact on funded status (de-) increase	[2]	55	35
UK [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	(360)	(375)
Expected increase in plan assets	[1],[2]	270	310
Expected net impact on funded status (de-) increase	[2]	(90)	(65)
UK [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		10	15
UK [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		(10)	(15)
UK [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status	[3]	(110)	(130)
US [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(40)	(40)
Expected increase in plan assets	[1]	35	35
Expected net impact on funded status (de-) increase		(5)	(5)
US [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		25	30
Expected (decrease) in plan assets	[1]	(35)	(35)
Expected net impact on funded status (de-) increase		(10)	(5)
US [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(75)	(85)
Expected increase in plan assets	[1]	20	20
Expected net impact on funded status (de-) increase		(55)	(65)
US [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		70	80
Expected (decrease) in plan assets	[1]	(20)	(20)
Expected net impact on funded status (de-) increase		50	60
US [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	0	0
Expected (decrease) in plan assets	[1],[2]	0	0
Expected net impact on funded status (de-) increase	[2]	0	0
US [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	0	0
Expected increase in plan assets	[1],[2]	0	0
Expected net impact on funded status (de-) increase	[2]	0	0
US [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		0	0
US [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		0	0
US [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status	[3]	(25)	(25)
Other [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(50)	(55)
Expected increase in plan assets	[1]	20	25
Expected net impact on funded status (de-) increase		(30)	(30)
Other [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		50	50
Expected (decrease) in plan assets	[1]	(20)	(25)
Expected net impact on funded status (de-) increase		30	25
Other [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(55)	(60)
Expected increase in plan assets	[1]	10	10
Expected net impact on funded status (de-) increase		(45)	(50)
Other [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		50	55
Expected (decrease) in plan assets	[1]	(10)	(10)
Expected net impact on funded status (de-) increase		40	45
Other [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	20	20
Expected (decrease) in plan assets	[1],[2]	(10)	(10)
Expected net impact on funded status (de-) increase	[2]	10	10
Other [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	(20)	(25)
Expected increase in plan assets	[1],[2]	10	10
Expected net impact on funded status (de-) increase	[2]	(10)	(15)
Other [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		10	15
Other [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		(15)	(15)
Other [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status	[3]	€ (10)	€ (15)

[1]	Expected changes in the fair value of plan assets contain the simulated impact from the biggest plans in Germany, the UK, the U.S., Channel Islands, Switzerland and Belgium which cover over 99% of the total fair value of plan assets. The fair value of plan assets for other plans is assumed to be unchanged for this presentation.
[2]	Incorporates sensitivity to changes in pension benefits to the extent linked to the price inflation assumption.
[3]	Estimated to be equivalent to an increase of around 1 year in overall life expectancy.